INVESTMENT MANAGERS SERIES TRUST

235 West Galena Street

Milwaukee, Wisconsin 53212

February 28, 2024

Securities and Exchange Commission

100 F Street, NE
Washington, DC 20549

Attention: Division of Investment Management

Re:	Investment Managers Series Trust (the “Registrant”) File No. 333-122901 and 811-21719 on behalf of the WCM Focused International Opportunities Fund and WCM Quality Dividend Growth Fund (the “Funds”)

Dear Sir or Madam:

On behalf of the Registrant, the Registrant is filing Post-Effective Amendment No. 1227 to its Registration Statement on Form N-1A pursuant to Rule 485(a)(1) for the purposes of disclosing changes to the WCM Focused International Opportunities Fund’s principal investment strategies, adding prior performance of the portfolio managers with respect to the WCM Quality Dividend Growth Fund, and making other non-material changes to the Funds’ Prospectus and Statement of Additional Information.

Please direct your comments to Diane J. Drake at (626) 385-5777 or diane.drake@mfac-ca.com.

Sincerely,

/s/ CARMEN M. CASTILLO-ANDINO

Carmen M. Castillo-Andino

Investment Managers Series Trust